Finance Costs - Schedule Of Finance Costs (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance costs
Interest on debt and borrowings (Note 10)	$ (12,242)	$ (10,891)
Other finance costs	(3,229)	(690)
Total finance costs	$ (15,471)	$ (11,581)